Revenue - Summary of Contract Costs (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2022	Mar. 31, 2021	Apr. 01, 2020
Costs to obtain contracts with customers [member]
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Assets recognised from costs to obtain or fulfil contracts with customers	¥ 7,336	¥ 8,348	¥ 7,464